Consolidated Statement of Equity (Statement) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Parent [Member]	Preferred Stock [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]
Stockholders' Equity Beginning, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2009			$ 0	$ 192	$ (312)	$ 64,406	$ 426,629	$ 47,678
Shares issued pursuant to sale of equity				4,140,000
Exercise of stock options				0
Issuance of stock awards, net of forfeitures				110,680
Retirement of treasury shares				(30,573)	(30,573)
Purchase of treasury shares					30,573
Issuance of treasury shares					0
Non-employee directors' deferred compensation plan					(5,335)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchase of treasury shares	(788)				(788)
Convertible debt discount, net of issuance costs and taxes						12,165
Retirement of treasury shares					788	(788)
Issuance of stock awards, net of forfeitures				2
Share-based Compensation expense	5,314					5,314
Issuance of treasury shares					0	0
Tax benefit (detriment) of stock-based compensation						(166)
Contribution by investing partner in PDCM	20,077					20,077
Effect of PDCM deconsolidation/change in ownership interest						(17,275)
Non-employee directors' deferred compensation plan					201,000
Net income (Loss) attributable to shareholders	6,214						6,214
Shares issued pursuant to sale of equity				41		125,465
Noncontrolling Interest in PDC Mountaineer, LLC								(47,322)
Net loss attributed to noncontrolling interest in subsidiary	(280)							(280)
Stockholders' Equity Ending, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2010	642,241	642,165	0	235	(111)	209,198	432,843	76
Shares, Issued at Dec. 31, 2010				23,462,326	2,938
Shares end of year at Dec. 31, 2010				23,459,388
Shares issued pursuant to sale of equity				0
Exercise of stock options				2,814
Issuance of stock awards, net of forfeitures				242,334
Retirement of treasury shares				(72,516)	(72,516)
Purchase of treasury shares					87,588
Issuance of treasury shares					(15,072)
Non-employee directors' deferred compensation plan					0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchase of treasury shares	(3,143)				(3,143)
Convertible debt discount, net of issuance costs and taxes						0
Retirement of treasury shares					2,671	(2,671)
Issuance of stock awards, net of forfeitures				1
Share-based Compensation expense	8,781					8,781
Issuance of treasury shares					472	(472)
Tax benefit (detriment) of stock-based compensation						785
Contribution by investing partner in PDCM	12,464					12,464
Effect of PDCM deconsolidation/change in ownership interest						(10,378)
Non-employee directors' deferred compensation plan					0
Net income (Loss) attributable to shareholders	13,437						13,437
Shares issued pursuant to sale of equity				0		0
Noncontrolling Interest in PDC Mountaineer, LLC								0
Net loss attributed to noncontrolling interest in subsidiary	0							(76)
Stockholders' Equity Ending, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2011	664,112	664,112	0	236	(111)	217,707	446,280	0
Shares, Issued at Dec. 31, 2011				23,634,958	2,938
Shares end of year at Dec. 31, 2011				23,632,020
Shares issued pursuant to sale of equity				6,500,000
Exercise of stock options				0
Issuance of stock awards, net of forfeitures				173,737
Retirement of treasury shares				(14,471)	(14,471)
Purchase of treasury shares					44,576
Issuance of treasury shares					(28,587)
Non-employee directors' deferred compensation plan					603
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchase of treasury shares	(1,500)				(1,500)
Convertible debt discount, net of issuance costs and taxes						0
Retirement of treasury shares					491	(491)
Issuance of stock awards, net of forfeitures				2
Share-based Compensation expense	8,495					8,495
Issuance of treasury shares					955	(955)
Tax benefit (detriment) of stock-based compensation						(1,693)
Contribution by investing partner in PDCM	0					0
Effect of PDCM deconsolidation/change in ownership interest						0
Non-employee directors' deferred compensation plan					(19,000)
Net income (Loss) attributable to shareholders	(130,712)
Shares issued pursuant to sale of equity				65		164,431
Noncontrolling Interest in PDC Mountaineer, LLC								0
Net loss attributed to noncontrolling interest in subsidiary	0							0
Stockholders' Equity Ending, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2012	$ 703,181	$ 703,181		$ 303	$ (184)	$ 387,494	$ 315,568	$ 0
Shares, Issued at Dec. 31, 2012				30,294,224	5,059
Shares end of year at Dec. 31, 2012				30,289,165